Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expenses	$ 3.2	$ 2.8	$ 2.6
Letters of credit outstanding relating to operating leases	$ 0.5	$ 0.4